EARNINGS FROM ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Summary of Earnings (Losses) of Associates

	2025	2024	2023
	£m	£m	£m
Share of profits of associates (note 13)	37	34	25
Dividends received from nil carrying value associates	2	2	45
Earnings from associates	39	36	70